SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Net income before provision for income taxes	$ (2,451,344)	$ (24,208)
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (612,835)	$ (6,052)
Additional deduction for R&D expenses	(188,480)
Effect of preferential tax of PRC subsidiary	37,849
Changes in valuation allowance	5,360	167,204
Effect of income tax rate differences in jurisdictions other than mainland China	690,514	120,809
Tax effect of non-deductible items	238,417	7,078
Income tax expense	$ 170,825	$ 289,039
Effective tax rates	(7.00%)	(1194.00%)